Commitments and Contingencies (Details)	3 Months Ended
Mar. 31, 2020 USD ($)
Commitments and Contingencies
Percentage of net profit royalty be paid	4.00%
Annual advance payment for mining lease	$ 120,000
Total payments due under the mining lease capped	7,600,000
Total payments made under the mining lease	2,600,000
Transaction bonus plan to be paid	$ 5,900,000